Label	Element	Value
ESG Diversified Growth Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	ESG Diversified Growth Portfolio
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock	ESG Diversified Growth Portfolio – In the Principal Investment Strategies subsection, all references to Pacific Investment Management Company LLC (“PIMCO”) and the PIMCO Fund are deleted.